ACCOUNT RECEIVABLES, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Loss [Abstract]
ACCOUNT RECEIVABLES, NET

NOTE 3. ACCOUNT RECEIVABLES, NET

Accounts receivable, net consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Accounts receivable	$-	25,213
Less: allowance for doubtful accounts	-	(17,733)
Accounts receivable, net	$-	7,480

The movement of allowance for doubtful accounts are as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$17,733	-
Write-off	(17,733)	-
Addition	-	17,708
Exchange difference	-	25
Ending balance	$-	17,733

NOTE 3. ACCOUNT RECEIVABLES, NET

Accounts receivable, net consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Accounts receivable	$25,213	-
Less: allowance for doubtful accounts	(17,733)	-
Accounts receivable, net	$7,480	$-

The movement of allowance for doubtful accounts are as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$-	-
Addition	17,708	-
Exchange difference	(25)	-
Ending balance	$17,733	-